Provisions for expected credit losses - Forecast assumptions (Details)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Australia | Calendar Year 2024
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)		1.50%	1.60%
Commercial property index, percentage of forecast growth (contraction)		(11.50%)	(8.00%)
Residential property prices, percentage of forecast growth (contraction)		5.70%	6.00%
Australia | Calendar Year 2025
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	2.20%	2.40%	2.50%
Commercial property index, percentage of forecast growth (contraction)	2.00%	(1.30%)	1.40%
Residential property prices, percentage of forecast growth (contraction)	3.00%	4.00%	4.00%
Australia | Calendar Year 2026
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	2.20%
Commercial property index, percentage of forecast growth (contraction)	3.30%
Residential property prices, percentage of forecast growth (contraction)	7.00%
Australia | December 2024
Provisions for expected credit losses
Cash rate, percentage		4.35%	3.85%
Unemployment rate, percentage		4.30%	4.50%
Australia | December 2025
Provisions for expected credit losses
Cash rate, percentage	3.35%	3.35%	3.10%
Unemployment rate, percentage	4.50%	4.60%	4.60%
Australia | December 2026
Provisions for expected credit losses
Cash rate, percentage	3.35%
Unemployment rate, percentage	4.50%
New Zealand | Calendar Year 2024
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)		0.10%	0.80%
Residential property prices, percentage of forecast growth (contraction)		0.70%	5.90%
New Zealand | Calendar Year 2025
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	2.50%	2.00%	2.40%
Residential property prices, percentage of forecast growth (contraction)	7.20%	6.40%	6.70%
New Zealand | Calendar Year 2026
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	3.00%
Residential property prices, percentage of forecast growth (contraction)	5.10%
New Zealand | December 2024
Provisions for expected credit losses
Unemployment rate, percentage		5.30%	5.10%
New Zealand | December 2025
Provisions for expected credit losses
Unemployment rate, percentage	5.30%	5.60%	5.20%
New Zealand | December 2026
Provisions for expected credit losses
Unemployment rate, percentage	4.60%